Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Line Items]
Pay vs Performance Disclosure, Table

Pay Versus Performance

Year	Summary Compensation Table Total for PEO ($)	Compensation actually paid to PEO ($)	Average Summary compensation table total for non-PEO named executive officers ($)	Compensation actually paid to non-PEO named officers ($)	Value of Fixed $100 Investment Based on Total Shareholder Return	Net Income ($)
2024	316,916	316,916	Not applicable	Not applicable	107.44	446,000
2023	336,172	336,172	Not applicable	Not applicable	79.00	275,000
2022	327,306	327,306	Not applicable	Not applicable	93.97	100,000

The Company’s principal executive officer, David L. Klenk, currently also serves as the Company’s chief financial officer. There are no other Named Executive Officers of the Company. The compensation actually paid to Mr. Klenk in 2024 and 2023 is the same as the amount appearing in the Summary Compensation Table. There were no defined benefit plans or actuarial pension plans covering the principal executive officer in 2024, 2023, or 2022. Mr. Klenk was granted options to purchase 25,000 shares in 2023 with 20% vesting upon the date of the grant and 20% vesting annually thereafter. Mr. Klenk was also granted 35,000 restricted stock units in 2023 which vest 20% on the first anniversary of the grant and 20% annually thereafter. There were no equity awards granted to Mr. Klenk in 2024 and 2022. Mr. Klenk had 5,000 stock options vest each year in 2023 and 2024, and had 7,000 restricted stock units vest during 2024. There were no equity awards from prior years that first vested in either 2023 or 2022.

Analysis of the Information Presented in the Pay Versus Performance Table

We seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

PEO Total Compensation Amount	$ 316,916	$ 336,172	$ 327,306
PEO Actually Paid Compensation Amount	$ 316,916	336,172	327,306
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following graph shows the relationship of “compensation actually paid” to our principal executive officer in 2024, 2023 and 2022 to the cumulative TSR of Electro-Sensors assuming an initial investment of $100.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The following graph shows the relationship of “compensation actually paid” to our principal executive officer in 2024, 2023, and 2022 to Electro-Sensors net income.

Total Shareholder Return Amount	$ 107.44	79.00	93.97
Net Income (Loss) Attributable to Parent	$ 446,000	$ 275,000	$ 100,000
PEO Name	David L. Klenk	David L. Klenk	David L. Klenk
Additional 402(v) Disclosure [Text Block]	We seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.